Document and Entity Information	Feb. 15, 2022
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001665918
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	US Foods Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-37786
Entity Tax Identification Number	26-0347906
Entity Address, Address Line One	9399 W. Higgins Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	(847)
Local Phone Number	720-8000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	USFD
Entity Emerging Growth Company	false